Notes Payable (Tables)	12 Months Ended
Oct. 31, 2022
Notes Payable
Schedule of borrowings

As at	October 31, 2022	October 31, 2021
	$	$
Dreamweavers (i)	57	78
Term loans (ii)	-	1,600
Government loan (iii)(iv)	188	126
Notes payable (v)	12,012	11,650
Long-term contract liability (vi)(vii)(viii)	-	39
Total	12,257	13,493
Less current portion	-	(1,600)
Long-term	12,257	11,893